Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about intangible assets [Table Text Block]
Total
$

Cost
Balance, December 31, 2015	1,018
Fluorinov acquisition	15,440
Balance, December 31, 2016 and 2017	16,458

Accumulated amortization
Balance, December 31, 2015	924
Amortization	3,684
Balance, December 31, 2016	4,608
Amortization	3,860
Balance, December 31, 2017	8,468

Net carrying amounts
December 31, 2016	11,850
December 31, 2017	7,990

Disclosure of detailed information about the acquisition of Fluorinov [Table Text Block]
$
Fair value of consideration paid:
Cash	10,000
Working capital deficiency	(134)
Contingent consideration	1,750
11,616

Assets acquired:
Cash	291
Amount due from Fluorinov shareholders	37
Acquired technology	15,440
15,768

Liabilities assumed:
Accounts payable and accrued liabilities	462
Deferred tax liabilities	3,690
4,152
Net identifiable assets acquired	11,616

Disclosure of detailed information about cash used in acquisition [Table Text Block]
$
Cash consideration	9,866
Less cash acquired	291
9,575